Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A common stock [Member]
Common stock to be redeemed (2,768,301 shares of Series A common stock)	2,768,301	2,768,301	2,768,301
Temporary equity, shares issued	667,391	667,391	30,000,000
Temporary equity, shares outstanding	667,391	667,391	30,000,000
Temporary equity, redemption price per share	$ 11.22	$ 10.93	$ 10.3
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,499,999	7,499,999	0
Common stock, shares outstanding	7,499,999	7,499,999	0
Series B common stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	1	1	7,500,000
Common stock, shares outstanding	1	1	7,500,000